Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 92.5%

BRAZIL — 12.6%
B3 SA — Brasil Bolsa Balcao	5,800	$11,821
Banco Bradesco SA ADR	2,757	7,223
MercadoLibre, Inc. *	33	43,496
NU Holdings Ltd., Class A *	693	3,299
Petroleo Brasileiro SA ADR	2,598	27,097
Vale SA ADR	632	9,973
		102,909
CANADA — 1.3%
Ivanhoe Mines Ltd., Class A *	1,154	10,426

CHILE — 1.0%
Lundin Mining Corp.	1,201	8,158

INDIA — 18.8%
Delhivery Ltd. *	1,382	5,580
Escorts Kubota Ltd.	205	4,731
HDFC Bank Ltd.	1,778	34,971
HDFC Life Insurance Co., Ltd.	1,694	10,302
ICICI Bank Ltd.	1,017	10,868
Reliance Industries Ltd.	1,242	35,316
Reliance Industries Ltd. GDR	203	11,453
Samvardhana Motherson International Ltd.	6,153	5,041
Tata Consultancy Services Ltd.	412	16,150
Tech Mahindra Ltd.	896	12,079
UltraTech Cement Ltd.	85	7,898
		154,389
INDONESIA — 3.7%
Bank Mandiri Persero Tbk PT	12,800	8,815
Bank Rakyat Indonesia Persero Tbk PT	51,200	16,223
Vale Indonesia Tbk PT *	12,300	5,465
		30,503
MEXICO — 5.8%
Cemex SAB de CV, Participating Certificate, ADR *	1,995	11,032
Grupo Financiero Banorte SAB de CV, Class O	2,378	20,022
Wal-Mart de Mexico SAB de CV	4,212	16,829
		47,883
PANAMA — 1.1%
Copa Holdings SA, Class A *	100	9,235

PERU — 1.3%
Credicorp Ltd.	79	10,459

POLAND — 1.4%
Allegro.eu SA *	858	5,858
KGHM Polska Miedz SA	210	5,965
		11,823
RUSSIA — 0.0% (a)
Magnit PJSC *(b)	87	0
MMC Norilsk Nickel PJSC *(b)	94	0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Ozon Holdings PLC ADR *(b)	142	0

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
Sberbank of Russia PJSC *(b)	5,512	$0
		0
SAUDI ARABIA — 0.6%
Saudi Tadawul Group Holding Co.	118	4,551

SINGAPORE — 1.7%
Sea Ltd. ADR *	161	13,934

SOUTH AFRICA — 2.9%
FirstRand Ltd.	1,270	4,304
Naspers Ltd., N Shares	104	19,271
		23,575
SOUTH KOREA — 17.8%
Coupang, Inc. *	411	6,576
Doosan Bobcat, Inc.	151	5,079
Hanon Systems	436	2,950
Hyundai Motor Co.	106	15,081
Koh Young Technology, Inc.	527	6,916
LG Chem Ltd.	30	16,476
NAVER Corp.	40	6,268
NCSoft Corp.	11	3,152
Samsung Electronics Co., Ltd.	923	45,643
Samsung SDI Co., Ltd.	43	24,426
SK Hynix, Inc.	194	13,276
		145,843
TAIWAN — 18.1%
Advantech Co., Ltd.	1,000	12,234
MediaTek, Inc.	1,000	25,926
Merida Industry Co., Ltd.	1,000	5,563
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	105,148
		148,871
THAILAND — 1.6%
PTT Exploration & Production PCL	3,000	13,183

URUGUAY — 0.2%
Dlocal Ltd. *	118	1,914

ZAMBIA — 2.6%
First Quantum Minerals Ltd.	934	21,472

Total Common Stocks
(cost $941,705)		759,128

PREFERRED STOCKS — 2.6%

BRAZIL — 1.0%
Petroleo Brasileiro SA ADR 41.71%	602	5,587
Raizen SA 8.48%	4,500	2,530
		8,117

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 2.02%	315	$13,109

Total Preferred Stocks
(cost $30,258)		21,226

TOTAL INVESTMENTS — 95.1%
(cost $971,963)		$780,354
Other assets less liabilities — 4.9%		40,327
NET ASSETS — 100.0%		$820,681

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$232,966	$526,162	$0	$759,128
Preferred Stocks**	8,117	13,109	—	21,226
Total	$241,083	$539,271	$0	$780,354

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2023	$0
Change in unrealized gain (loss) related to Investments still held at March 31, 2023.	$—

There were no transfers into or out of Level 3 during the period ended March 31, 2023.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC

MMC Norilsk Nickel PJSC

MMC Norilsk Nickel PJSC ADR

Moscow Exchange MICEX-RTS PJSC

Ozon Holdings PLC ADR

Sberbank of Russia PJSC

See previously submitted notes to the financial statements for the year ended December 31, 2022.